UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2007        (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG Essex Growth Fund

February 28, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 13.0%
Benihana, Inc. - Class A*	5,618		$172,697
Central European Media Enterprises Ltd., Class A*	3,228	[2]	262,017
Christopher & Banks Corp.	10,085		187,278
Coldwater Creek, Inc.*	8,523	[2]	156,823
Dollar Tree Stores, Inc.*	7,704		262,783
Focus Media Holdings Limited*	1,235		98,924
Interpublic Group Co., Inc.*	13,420	[2]	168,958
News Corp., Inc., Class A	11,660		262,700
Pinnacle Entertainment, Inc.*	5,199		168,136
Texas Roadhouse, Inc., Class A*	13,123		192,252
Under Armour, Inc. *	4,541		208,659
Wesco International, Inc.*	2,605		173,832
Total Consumer Discretionary			2,315,059
Consumer Staples - 4.9%
Green Mountain Coffee Roasters, Inc.*	5,495		308,214
PepsiCo, Inc.	4,317		272,618
Procter & Gamble Co.	4,683		297,324
Total Consumer Staples			878,156
Energy - 6.5%
Cameron International Corp.*	3,427	[2]	194,277
Schlumberger, Ltd.	5,372		337,362
Southwestern Energy Co.*	5,525		215,475
Toreader Resources Corp.*	10,747		258,035
Weatherford International, Ltd.*	4,077	[2]	163,692
Total Energy			1,168,841
Financials - 3.0%
CB Richard Ellis Group, Inc.*	10,181		339,231
Goldman Sachs Group, Inc.	970		195,552
Total Financials			534,783
Health Care - 21.9%
Abbott Laboratories Co.	4,860		265,453
Alcon, Inc.	2,650	[2]	330,243
Amgen, Inc.*	2,523		162,128
Arena Pharmaceuticals, Inc.*	13,732		173,710
Exelixis, Inc.*	26,881		270,692
Genentech, Inc.*	4,591	[2]	387,343
Genzyme Corp.*	5,061		312,770
Gilead Sciences, Inc.*	7,643		546,933
McKesson Corp.	3,665		204,360
Millipore Corp.*	3,840	[2]	274,637
Novartis AG, Sponsored ADR*	4,621		256,142
Psychiatric Solutions, Inc.*	5,605	[2]	223,976
Shire Pharmaceuticals PLC	3,888		250,659
Vertex Pharmaceuticals, Inc.*	7,622	[2]	233,919
Total Health Care			3,892,965
Industrials - 14.2%
AMR Corp.*	7,171	[2]	244,459
Boeing Co., The	2,974		259,541
Deere & Co.	3,400		368,628
General Electric Co.	12,757		445,474
Joy Global, Inc.	6,953		308,296
Laureate Education, Inc.*	1,470	[2]	87,730
Quanta Services, Inc.*	12,730	[2]	295,209
U.S. Airways Group, Inc.*	6,113	[2]	319,649
UTI Worldwide, Inc.	6,460		194,704
Total Industrials			2,523,690
Information Technology - 33.3%
Alliance Data Systems Corp.*	4,111	[2]	245,632
BEA Systems, Inc.*	27,494		328,003
Blackboard, Inc.*	9,475		316,086
Broadcom Corp., Class A*	5,711	[2]	194,688
Brocade Communications Systems, Inc.*	44,408	[2]	400,116
Cisco Systems, Inc.*	10,181		264,095
Corning, Inc.*	16,622		342,912
Equinix, Inc.*	3,388		280,086
FEI Co.*	2,985		97,908
Google, Inc.*	1,120		503,384
MEMC Electronic Materials, Inc.*	3,203		165,179
MICROS Systems, Inc.*	6,516	[2]	363,332
NICE Systems, Ltd. *	11,267		385,669
QUALCOMM, Inc.	7,031		283,209
Rackable Systems, Inc.*	9,502		165,430
Seagate Technology, Inc.	7,452	[2]	200,459
Telefonaktiebolaget LM Ericsson, Sponsored ADR	4,452		159,204
THQ, Inc.*	10,647	[2]	342,940
Trimble Navigation, Ltd.*	9,736	[2]	257,614
Yahoo!, Inc.*	20,364	[2]	628,433
Total Information Technology			5,924,379
Telecommunication Services - 2.5%
American Tower Corp.*	4,649	[2]	180,102
NII Holdings, Inc., Class B*	3,729	[2]	264,162
Total Telecommunication Services			444,264
Total Common Stocks (cost $15,395,852)			$17,682,137
Other Investment Companies - 18.6%[1,3]
Bank of New York Institutional Cash Reserves Fund, 5.31% (cost $3,301,974)	3,301,974		3,301,974
Total Investments - 117.9% (cost $18,697,826)			20,984,111
Other Assets, less Liabilities - (17.9)%			(3,183,276)
Net Assets - 100.0%			$17,800,835

Managers AMG Essex Small/Micro Cap Fund

February 28, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.2%
Consumer Discretionary - 5.8%
Christopher & Banks Corp.	40,491		$751,918
Dress Barn, Inc., The*	31,290	[2]	657,716
Drew Industries, Inc.*	21,199		610,531
DXP Enterprises, Inc.*	22,724		685,356
Guess?, Inc.	17,686		1,441,055
Lifetime Brands, Inc.	32,678		632,319
Total Consumer Discretionary			4,778,895
Consumer Staples - 2.8%
Hain Celestial Group, Inc.*	29,349		851,415
Peet’s Coffee & Tea, Inc.*	27,158		688,455
United Natural Foods, Inc.*	24,131	[2]	718,621
Total Consumer Staples			2,258,491
Energy - 0.8%
Toreader Resources Corp.*	28,455		683,205
Financials - 2.0%
AmericanWest Bancorp	27,470		588,957
Argonaut Group, Inc.*	29,802		1,049,328
Total Financials			1,638,285
Health Care - 20.6%
Biolase Technology, Inc.*	137,197		1,157,943
Bruker BioSciences Corp.*	111,537		1,004,948
Conceptus, Inc.*	38,173		716,889
HMS Holdings Corp.*	77,723		1,538,915
Illumina, Inc.*	46,443	[2]	1,560,020
Kendle International, Inc.*	39,562		1,370,823
Kyphon, Inc.*	32,087	[2]	1,447,445
Luminex Corp.*	69,066		971,759
Meridian Bioscience, Inc.	44,020		1,182,377
Natus Medical Inc.*	66,351		1,068,915
Neogen Corp.*	39,214		896,040
Omnicell, Inc.*	38,258		742,588
Parexel International Corp.*	30,285		1,029,993
Symmetry Medical, Inc.*	7,610		113,465
Vital Images, Inc.*	32,577		1,119,672
Wright Medical Group, Inc.*	39,686		886,982
Total Health Care			16,808,774
Industrials - 14.1%
Ameron International Corp.	11,664		861,736
Barnes Group, Inc.	37,605		839,720
BE Aerospace, Inc.*	33,734	[2]	1,018,429
BTU International, Inc.*	50,012		498,120
Bucyrus International, Inc.	36,077		1,838,123
Color Kinetics, Inc.*	45,206		827,270
Kenexa Corp.*	34,186		1,151,726
Layne Christensen Co.*	30,878		989,331
Lydall, Inc.*	77,201		1,104,746
NCI Building Systems, Inc.*	13,071		729,885
PeopleSupport, Inc.*	36,800		778,688
Portfolio Recovery Associates, Inc.*	20,602		907,312
Total Industrials			11,545,086
Information Technology - 47.1%
Access Integrated Technologies, Inc.*	74,204		493,457
ANADIGICS, Inc. *	185,139		2,260,547
Applix, Inc.*	71,088		860,165
AXT, Inc.*	107,513		527,889
Blackbaud, Inc.	28,455		651,050
Blackboard, Inc. *	26,243		875,466
Bottomline Technologies, Inc.*	97,823		1,197,354
Callidus Software, Inc.*	114,414		853,529
Concur Technologies, Inc.*	46,906		758,470
CyberSource Corp.*	87,265		1,066,378
Entrust, Inc.*	225,006		974,276
FEI Co.*	30,196		990,429
Harris Stratex Networks, Inc.*	43,140	[2]	880,056
iCAD, Inc.*	196,329		781,389
iGate Corp.*	98,930		669,756
Interactive Intelligence, Inc.*	64,655		956,247
Inter-Tel (Delaware), Inc.	2,537		58,624
Interwoven, Inc.*	68,071		1,036,041
Intevac, Inc.*	31,240		851,915
Knot, Inc., The*	27,651		653,670
LivePerson, Inc.*	138,756		810,335
LTX Corp.*	109,637		681,942
Measurement Specialties, Inc.*	27,148		626,033
Merix Corp.*	77,311		693,480
MICROS Systems, Inc.*	19,124	[2]	1,066,354
Neoware Systems, Inc.*	70,383		829,112
OPNET Technologies, Inc.*	78,578		1,112,665
Perficient, Inc.*	55,442		1,077,238
Presstek, Inc.*	130,913		769,768
Rainmaker Systems, Inc.*	103,715		872,243
Rogers Corp.*	12,146		587,988
Saba Software, Inc.*	120,607		875,607
Shanda Interactive Entertainment, Ltd.*	57,413	[2]	1,357,243
Sierra Wireless, Inc.*	68,926		936,704
Sirenza Microdevices, Inc.*	102,338		793,120
SkillSoft PLC*	150,781		1,064,514
Spectrum Control, Inc.*	78,030		827,118
Synchronoss Technologies, Inc.*	60,831		1,095,566
Taleo Corp. - Class A*	34,360		549,760
Ultimate Software Group, Inc., The*	34,910		930,002
VA Software Corp.*	234,166		1,009,255
Vignette Corp. *	45,749		816,162
Volterra Semiconductor Corp.*	47,157		663,971
WebSideStory, Inc.*	82,972		1,053,744
Total Information Technology			38,496,632
Materials - 2.8%
Landec Corp.*	86,169		1,152,941
Universal Stainless & Alloy Products, Inc.*	23,659		1,095,885
Total Materials			2,248,826
Telecommunication Services - 1.2%
Eschelon Telecom, Inc.*	42,864		1,021,449
Total Common Stocks (cost $70,293,209)			79,479,643
Other Investment Companies - 12.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%	7,287,150		7,287,150
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	2,982,194		2,982,194
Total Other Investment Companies (cost $10,269,344)			10,269,344
Total Investments - 109.8% (cost $80,562,553)			89,748,987
Other Assets, less Liabilities - (9.8)%			(8,026,173)
Net Assets - 100.0%			$81,722,814

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At February 28, 2007 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth	$18,739,918	$2,628,438	($384,245)	$2,244,193
Essex Small/Micro Cap Growth	80,645,094	11,967,523	(2,863,630)	9,103,893

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its February 28, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2007, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$3,197,946	18.0%
Essex Small/Micro Cap Growth	7,141,086	8.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: April 23, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: April 23, 2007